Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) - CAD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Statement of comprehensive income [abstract]
Income tax relating to remeasurements of defined benefit plans included in other comprehensive income